Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 7,645,337	$ 3,385,383
Less: Accumulated amortization	(677,312)	(39,964)
Intangible assets, net	6,968,025	3,345,419
Apipost data [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Apipost data	979,135
Self-developed communications platform [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	2,376,271	1,948,008
Distribution channel [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	896,391	970,424
Technology [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,213,576	462,818
Backlog [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	244,094
Customer relationship [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,930,688
Other [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 5,182	$ 4,133